Commitments & Contingencies (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Commitments & Contingencies (Details) [Line Items]
Present value of liabilities	$ 150,259	$ 123,530	$ 363,707	$ 344,762	$ 472,154	$ 167,729
Operating lease cost	169,326	159,525	495,360	467,607	627,132	252,290
Lease payments	16,190	$ 19,584	$ 46,706	$ 55,471	$ 73,777	$ 23,322
Other lease term			12 months
Englewood Retail Location [Member]
Commitments & Contingencies (Details) [Line Items]
Expiration date					May 2022
Percentage of lease payments increase					5.00%
Production Facility Location [Member]
Commitments & Contingencies (Details) [Line Items]
Expiration date					April 2022
Percentage of lease payments increase					5.00%
Lakewood Retail Location [Member]
Commitments & Contingencies (Details) [Line Items]
Expiration date					March 2021
Percentage of lease payments increase					5.00%
CMI Transaction [Member]
Commitments & Contingencies (Details) [Line Items]
Right of use asset, net	$ 1,411,461		$ 1,411,461		$ 1,411,461